SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Investment Holdings [Line Items]
Short-term Investments, Total	¥ 533,215	$ 82,314	¥ 26,615
HMIN [Member]
Investment Holdings [Line Items]
Short-term Investments, Total	506,407		0
Loan receivables from franchisees [Member]
Investment Holdings [Line Items]
Short-term Investments, Total	16,955		6,904
Loan receivables from other entities [Member]
Investment Holdings [Line Items]
Short-term Investments, Total	¥ 9,853		¥ 19,711